Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization And Principal Activities
Organization and Principal Activities

Note 1- Organization and Principal Activities

Ruanyun Edai Technology Inc. (‘‘Ruanyun’’ or the ‘‘Company’’) was incorporated in the Cayman Islands on March 11, 2021. Through its wholly owned subsidiaries, the variable interest entity (“VIE”) and the VIE’s subsidiaries, Ruanyun provides campus and education services, including smart campus infrastructure, education content and learning resources, examination and assessment services, AI vocational training and campus operations and student-life services, as well as international education and testing and AI application and enterprise solutions. The Company does not conduct substantive operations of its own but conducts its primary business operations through its wholly owned subsidiaries, the VIE and the VIE’s subsidiaries, principally in the People’s Republic of China (‘‘PRC’’ or “China”).

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries.

Reorganization

On March 11, 2021, the Company was incorporated with limited liability under the laws of the Cayman Islands.

On December 24, 2020, Soft Cloud Technology Limited (“Soft Cloud”) was established in accordance with the law and regulations of Hong Kong and subsequently became the wholly-owned subsidiary of the Company. Soft Cloud is a holding company and holds all the equity interests of Rollingthunder Technology (Jiangxi) Co., Ltd (“WFOE”), which was established in the PRC on January 19, 2021.

Jiangxi Ruanyun Technology Co., Ltd. (“Jiangxi Ruanyun) was established on March 27, 2012 under the laws of the PRC. Its main operation includes AI database and testing center development.

Jiangxi Ruanyun formed the following subsidiaries subsequent to its establishment:

●	Jiangxi Ruanyun Technology Co., Ltd. (Shenzhen Branch) (“Shenzhen Ruanyun”), a company incorporated on March 27, 2017 in the PRC. It is a wholly-owned subsidiary of Jiangxi Ruanyun and mainly operates an AI database.
●	Jiangxi Alphabet Technology Co., Ltd. (“Jiangxi Alphabet”), a company incorporated on February 21, 2017 in the PRC. It is a 70% subsidiary of Jiangxi Ruanyun and mainly operates in paperless testing center development.
●	Jiangxi Huizuoye Technology Co., Ltd. (“Huizuoye”), a company incorporated on April 8, 2021 in the PRC. It is a 51.0% subsidiary of Jiangxi Ruanyun and mainly operates in digital publishing.
●	Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd. (“Ruanyun Zhitou”), a company incorporated on November 15, 2023 in the PRC. It is a 100% subsidiary of Jiangxi Ruanyun and mainly operates in digital publishing.
●	Jiangxi Yunxiaotong Technology Co., Ltd. (“Jiangxi Yunxiaotong”), a company incorporated on September 11, 2025 in the PRC. It is a 51% subsidiary of Ruanyun Zhitou and mainly operates in school catering and accommodation services.
●	Gongqing City Yunxiao Bulter Technology Co., Ltd. (“Gongqing Yunxiao”), a company incorporated on September 16, 2025 in the PRC. It is a 100% subsidiary of Jiangxi Yunxiaotong and mainly operates in school catering services.
●	Chongqing Huizhi Plan Technology Co., Ltd (“Chongqing Huizhi”), a company incorporated on July 18, 2025 in the PRC. It is a 60% subsidiary of Ruanyun Zhitou and mainly operates in digital publishing and technology services.

On April 8, 2021, the WFOE has entered into a series of contractual agreements with Jiangxi Ruanyun and its shareholders, which allow Ruanyun to have controlling financial interest over Jiangxi Ruanyun and receive substantially all the economic benefits and absorb losses of Jiangxi Ruanyun (the “VIE”). Under the United States generally accepted accounting principles (“U.S. GAAP”), Ruanyun was deemed to be the primary beneficiary of the VIE for accounting purposes and must consolidate the VIE. These contractual agreements include an Exclusive Equity Interest Purchase Agreement, an Equity Interest Pledge Agreement, Powers of Attorney, an Exclusive Technical Consulting and Service Agreement and a Supplementary Agreement to Exclusive Technical Consulting and Service Agreement (collectively, the “Contractual Arrangements”). Ruanyun together with its wholly-owned subsidiary Soft Cloud and WFOE and the VIE were under common control before and after the reorganization.

The charts below summarize the Company’s corporate legal structure and identify its subsidiaries, the VIE and its subsidiaries as of the date of the filing of this annual report with the SEC:

Name	Background	Ownership
Soft Cloud Technology Limited	A Hong Kong company formed on December 24, 2020	100% owned by Ruanyun Edai Technology Inc.
Rollingthunder Technology (Jiangxi) Co., Ltd	A PRC company formed on January 19, 2021	100% owned by Soft Cloud Technology Limited
Jiangxi Ruanyun Technology Co., Ltd.	A PRC company formed on March 27, 2012	VIE of Rollingthunder Technology (Jiangxi) Co., Ltd
Jiangxi Ruanyun Technology Co., Ltd. (Shenzhen Branch)	A PRC company formed on March 27, 2017	100% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Alphabet Technology Co., Ltd.	A PRC company formed on February 21, 2017	70% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Huizuoye Technology Co., Ltd.	A PRC company formed on April 8, 2021	51% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.	A PRC company formed on November 15, 2023	100% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Yunxiaotong Technology Co., Ltd	A PRC company formed on September 11, 2025	51% owned by Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.
Gongqing City Yunxiao Bulter Technology Co., Ltd	A PRC company formed on September 16, 2025	100% owned by Jiangxi Yunxiaotong Technology Co., Ltd
Chongqing Huizhi Plan Technology Co., Ltd	A PRC company formed on July 18, 2025	60% owned by Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.
Soft Cloud Smart Technology Company	A Saudi Arabia company formed on December 15, 2025	100% owned by Ruanyun Edai Technology Inc.
Formind Global Holdings Sdn. Bhd*.	A Malaysia company formed on April 30, 2026	100% owned by Ruanyun Edai Technology Inc.

*This subsidiary was formed after March 31, 2026 and is not reflected in the consolidated financial statements included herein (see also Note 15).

The Contractual Arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through the VIE. Despite the lack of equity ownership, the Company has controlling financial interest of the VIE through the Contractual Arrangements and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals (the “Nominee Shareholders”). Through the Contractual Arrangements, the Nominee Shareholders of the VIE effectively assign all their voting rights underlying their equity interests in the VIE to the Company, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact economic performance. The Company also has the right to receive economic benefits and absorb losses from the VIE that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) topic 810-10, Consolidation: Overall.

The following is a summary of the key Contractual Arrangements:

Exclusive Equity Interest Purchase Agreement

Pursuant to the Exclusive Equity Interest Purchase Agreement entered into amongst Jiangxi Ruanyun, the Nominee Shareholders and the WFOE, the Nominee Shareholders granted the WFOE or its designated party, an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in Jiangxi Ruanyun at its sole discretion, to the extent permitted under the PRC laws, at an amount equal to the minimum consideration permitted under the applicable PRC law and administrative regulations. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE to the extent permitted under PRC laws. In addition, Jiangxi Ruanyun and the Nominee Shareholders have agreed that without prior written consent of the WFOE, they will not create any pledge or encumbrance on their equity interests in the VIE, or transfer or otherwise dispose of their equity interests in Jiangxi Ruanyun. The term of the agreement is ten years and can be extended by another ten years by the WFOE.

Equity Interest Pledge Agreement

Pursuant to the Equity Interest Pledge Agreement entered into amongst the WFOE and the Nominee Shareholders, the Nominee Shareholders pledged all of their equity interests in Jiangxi Ruanyun to the WFOE as collateral to secure their obligations. If the Nominee Shareholders breach their respective contractual obligations under the share pledge agreement, the WFOE, as pledgee, will be entitled to rights, including the right to dispose the pledged equity interests entirely or partially. The Nominee Shareholders agreed not to transfer or otherwise create any encumbrance on their equity interests in Jiangxi Ruanyun without prior consent of the WFOE. The Equity Pledge Agreement will remain effective until all the obligations have been satisfied in full. The Company completed the registration of the pledge of equity interests in the VIE with the relevant office of Administration for Market Regulation in accordance with the PRC Property Rights Law.

Powers of Attorney

Pursuant to the Powers of Attorney entered into by the Nominee Shareholders, each Nominee Shareholder appointed the WFOE to act on behalf of the Nominee Shareholders as exclusive agent and attorney with respect to all matters concerning the shareholding including but not limited to (1) calling and attending shareholders’ meetings of Jiangxi Ruanyun; (2) exercising all the shareholders’ rights, including voting rights; and (3) appointing at its sole discretion, a substitute or substitutes to perform any or all of its rights. The powers of attorney remain irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains a shareholder of Jiangxi Ruanyun unless the WFOE issues adverse instructions in writing.

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement entered between the WFOE and Jiangxi Ruanyun, the WFOE, or its designated entities affiliated with it, has the exclusive right to provide Jiangxi Ruanyun with technical support and business support services in return for fees equal to 100% of the consolidated net profits of Jiangxi Ruanyun. The WFOE has sole discretion in determining the service fee charged to the Ruanyun under this agreement. Without the WFOE’s prior written consent, Jiangxi Ruanyun shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party, or enter into any similar agreement with any third party. The WFOE will have the exclusive ownership of all intellectual property rights developed by performance of this agreement. This agreement will remain effective until it is terminated at the discretion of the WFOE or upon the transfer of all the shares of Jiangxi Ruanyun to the WFOE and/or a third party designated by the WFOE.

On April 2, 2022, Jiangxi Ruanyun and the WFOE signed a Supplementary Agreement to the Exclusive Technical Consulting and Service Agreement. Pursuant to such Supplementary Agreement, consulting fees can be 100% of Jiangxi Ruanyun’s annual profits, and Jiangxi Ruanyun shall provide the WFOE with a report in relation to such consulting fees within three business days after each year in accordance with such Supplementary Agreement.

On October 18, 2022, Jiangxi Ruanyun and the WFOE signed an additional Supplementary Agreement to the Exclusive Technical Consulting and Service Agreement. Pursuant to such Supplementary Agreement, the WFOE shall be obligated to provide financial support to Jiangxi Ruanyun to ensure it meets the cash flow requirements in daily operation and/or offsets any losses incurred during its operation.

Risks in relation to the VIE structure

In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIE and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and its subsidiaries in the consolidated financial statements. The Company’s position of being the primary beneficiary of the VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholders’ approval in the VIE. The Company believes that the agreements on the authorization to exercise shareholders’ voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with the VIE were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate the VIE as a result of the aforementioned risks is remote.

The following consolidated assets and liabilities information of the VIE and VIE’s subsidiaries as of March 31, 2026 and 2025, and consolidated operating results and cash flows information for the years ended March 31, 2026 and 2025, have been included in the accompanying consolidated financial statements:

	March 31,
	2026	2025
Current assets	$5,274,653	$4,278,903
Non-current assets	678,269	1,596,095
Total assets	$5,952,922	$5,874,998

Current liabilities	$8,897,651	$6,381,149
Non-current liabilities	—	—
Total liabilities	$8,897,651	$6,381,149

	For the Years Ended March 31,
	2026	2025
Revenue	$7,481,411	$6,685,387
Net loss	(4,829,492)	(517,723)
Net cash provided by (used in) operating activities	8,043,283	(1,819,988)
Net cash used in investing activities	(64,573)	(162,779)
Net cash (used in) provided by financing activities	$(350,610)	$1,558,088